FINANCIAL INSTRUMENTS (Details)	3 Months Ended					3 Months Ended	12 Months Ended				12 Months Ended	3 Months Ended			12 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Mar. 31, 2012 Zinc USD ($)	Mar. 31, 2011 Zinc USD ($)	Dec. 31, 2011 Zinc usdperMT	Mar. 31, 2011 Silver USD ($)	Dec. 31, 2011 Silver USD ($)	Mar. 31, 2012 Call Options Written USD ($)	Dec. 31, 2011 Call Options Written USD ($)	Mar. 31, 2011 Call Options Written USD ($)	Dec. 31, 2011 Call Options Written Zinc MT usdperMT	Mar. 31, 2012 Foreign exchange forward contract Designated as hedges USD ($)	Mar. 31, 2011 Foreign exchange forward contract Designated as hedges USD ($)	Mar. 31, 2012 Foreign exchange forward contract Designated as hedges CAD	Dec. 31, 2011 Foreign exchange forward contract Not designated as hedges USD ($)	Mar. 31, 2011 Foreign exchange forward contract Not designated as hedges CAD	Mar. 31, 2012 Extendible foreign exchange flat forward USD ($)	Mar. 31, 2011 Extendible foreign exchange flat forward USD ($)	Dec. 31, 2011 Extendible foreign exchange flat forward USD ($)	Dec. 31, 2011 Put options purchased Zinc MT usdperMT
Derivative
Amount of expenditures hedged												$ 225,000,000			$ 90,000,000
Amount of expenditures hedged, expiring each month												25,000,000			10,000,000
Exchange rate under foreign exchange forward contract (in CAD per US dollar)														1.01		0.99
Gain (Loss) on derivative financial instruments													500,000
Gain recognized in consolidated statement of income and comprehensive income (loss)			400,000				(2,100,000)					2,400,000			1,500,000
Call option premiums generated								500,000	1,500,000
Zinc options (in metric tonnes)											20,000									20,000
Strike price for option (in dollars per metric tonne)											2,500									2,200
Options expiring each month, beginning from February 28 (2011) or March 31 (2010) (in metric tonnes)											2,000									2,000
Limit for participation, zinc prices set by zero-cost collar strategy (in dollars per metric tonne)					2,500
Unrealized mark-to-market gain				516,000														1,548,000	500,000
Changes in AOCI balances recorded in consolidated financial statements pertaining to the foreign exchange hedging activities
Accumulated other comprehensive loss, beginning of year	(7,106,000)																(4,404,000)
Loss reclassified from AOCI into production cost																	(510,000)
Other comprehensive loss recognized																	7,274,000
Accumulated other comprehensive loss, end of year	(16,981,000)																2,360,000		(4,404,000)
Gain on derivative financial instruments
Premiums realized on written foreign exchange call option								419,000		1,360,000
Unrealized mark-to-market gain				516,000														1,548,000	500,000
Gain (loss) on derivative financial instruments	$ 895,000	$ 1,351,000	$ 476,000			$ (2,073,000)